Subsequent events after the Statement of Financial Position date (Details) - Apr. 21, 2018 - Goodfella's Pizza € in Millions, £ in Millions	GBP (£) facility	EUR (€)
Disclosure of detailed information about business combination [line items]
Cash transferred	£ 200	€ 230
Number of frozen pizza manufacturing facilities	2